Taxation - Schedule of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ (63,912)	$ (9,092)	¥ (268,085)	¥ (99,155)
Deferred income tax benefit	510,709	72,659	804,312	2,907,145
Total income tax benefit	¥ 446,797	$ 63,567	¥ 536,227	¥ 2,807,990